Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow disclosures
Intangible assets acquisition with an increase in Borrowings/Other liabilities	$ (4,368)	$ (595)	$ (1,591)
Dividends not paid	0	0	2,007
Right-of-use asset initial recognition with an increase in Lease liabilities	(12,273)	0	0
Income tax paid with tax certificates	0	1,650	0
Property, plant and equipment acquisitions with an increase in Other liabilities	0	0	(9)
Borrowings cost capitalization	(562)	0	(9,301)
Contribution in kind in associates	0	0	(17,950)
Decrease in Intangible with an decrease in Other liabilities (Note 22)	0	0	(84,075)
Assignment of credits	0	0	(4,744)
Payment of Commitments to the grantor with a decrease in Other receivables and credits	$ 0	$ 0	$ 64,284